Provisions (Details 1) $ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017 NZD ($)	Jan. 31, 2018 NZD ($)	Jan. 31, 2018 USD ($)
Balance	$ 3,410	$ 3,777
Additional provisions recognised	1,006	1,230
Unused amounts reversed	(112)	(658)
Unwinding of discounts	(9)	271
Amounts used during the year	(499)	(913)
Exchange differences	(19)	110
Balance	3,777	3,817
Lease contributions [member]
Balance	1,318	1,182
Additional provisions recognised	145	635
Unused amounts reversed	0	0
Unwinding of discounts	0	0
Amounts used during the year	(269)	(547)
Exchange differences	(12)	52
Balance	1,182	1,322
Onerous contracts [member]
Balance	275	553
Additional provisions recognised	508	0
Unused amounts reversed	0	0
Unwinding of discounts	0	0
Amounts used during the year	(230)	(289)
Exchange differences	0	0
Balance	553	264
Make good [member]
Balance	1,817	2,042
Additional provisions recognised	353	595	$ 595
Unused amounts reversed	(112)	(658)
Unwinding of discounts	(9)	271
Amounts used during the year	0	(77)
Exchange differences	(7)	58
Balance	$ 2,042	$ 2,231